Other Current Monetary Assets - Annual Yield Rates of Time Deposits and Negotiable Certificates of Deposits with Maturities of more Than Three Months (Detail)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.03%	0.06%
Top of Range [Member]
Disclosure of annual yield rates of other current monetary assets [Line Items]
Time deposits and negotiable certificates of deposit with maturities of more than three months	3.05%	4.15%